Note 5 - Related Party Transactions	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related party transactions

Loan from related parties

In
October
and
December 2019,
the Company borrowed
60
-day interest-free loans totaling of
$29
(
RMB200
) from Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”). In
February 2020,
the Company borrowed
60
-day interest-free loans totaling of
$14
(
RMB100
) from Wanchun Biotech. The maturity of the above loans was extended to
June 2020.